Cover	May 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2025
Entity File Number	001-41177
Entity Registrant Name	NORTHVIEW ACQUISITION CORP.
Entity Central Index Key	0001859807
Entity Tax Identification Number	86-3437271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	207 WEST 25TH ST.
Entity Address, Address Line Two	9TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	494-9022
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of common stock, par value $0.0001 per share
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	NVAC
Rights, each entitling the holder to receive one-tenth of one share of common stock
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth of one share of common stock
Trading Symbol	NVACR
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	NVACW